ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 17 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2023 and 2022, accrued expenses and other current liabilities consist of:

	As of December 31,
	2023	2022
		As restated
Accrued expenses	$723,633	$1,539,791
Student refunds payable	690,154	571,543
Sundry payables	629,004	1,007,222
North West Parks Board	-	955,591
VAT	288,432	184,977
Other taxation payable	87,982	121,959
	$2,419,205	$4,381,083

The North West Parks Board accrual represents the amounts owed related to the Company’s Tau Game Lodge. The amount owed is related to turnover fees, concession fees and interest payable. The balance is nil for December 31, 2023 as a result of spin off.

Student refunds payable amounting to $571,543 is restatement in 2022. The amount has been reclassified from deferred revenue to accrued expenses and other current liabilities.